Lease Obligations and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Lease Obligations And Commitments Abstract
Schedule of lease liabilities
$
Lease liabilities recognized as of January 1, 2020	865,076
Lease payments made	(305,023)
Interest expense on lease liabilities	60,112
Foreign exchange adjustment	21,086
Lease liabilities recognized as of January 1, 2021	641,251
Lease payments made	(251,383)
Interest expense on lease liabilities	39,836
Foreign exchange adjustment	(61,820)
367,884
Less: current portion	(239,323)
At December 31, 2021	128,560

Schedule of rental agreement for office space
Year	Amount
($)
2022	260,185
2023	131,576